Taxes on Income (Details) $ in Thousands, ₪ in Millions					12 Months Ended
	Nov. 30, 2022 USD ($)	Nov. 15, 2021	Dec. 31, 2017	Jan. 01, 2017 ILS (₪)	Dec. 31, 2024 USD ($)
Taxes on Income [Line Items]
Israeli corporate income tax rate					23.00%
Dividend withholding tax rate		20.00%
Percentage of exempt retained earnings		30.00%
Released earnings, description					Assets used by the company, salaries of newly recruited employees, for a period of up to 5 years.
Paid of corporate tax (in Dollars)	$ 11,485
Corporate tax on exempt income (in Dollars)	$ 133,751
Tax rate			7.50%		20.00%
Percentage of corporate tax rate			12.00%
Benefitted intangible assets (in New Shekels) | ₪				₪ 200
Undistributed earnings of foreign subsidiaries (in Dollars)					$ 14,476
Corporate tax rate (in Dollars)					2,529
Carryforward operating tax losses (in Dollars)					201,526
Unrecognized tax benefit (in Dollars)					$ 256
Preferred Technology [Member]
Taxes on Income [Line Items]
Tax rate			12.00%		7.50%
Gateway Ltd [Member]
Taxes on Income [Line Items]
Carryforward operating tax losses (in Dollars)					$ 9,286
Tesoma GmbH [Member]
Taxes on Income [Line Items]
Carryforward operating tax losses (in Dollars)					$ 7,114
Trapped [Member]
Taxes on Income [Line Items]
Dividend withholding tax rate		20.00%
Minimum [Member]
Taxes on Income [Line Items]
Percentage of grant relief		30.00%
Effective tax rate		6.00%
Tax rate					20.00%
Maximum [Member]
Taxes on Income [Line Items]
Percentage of grant relief		60.00%
Effective tax rate		17.50%
Israeli [Member]
Taxes on Income [Line Items]
Tax rate					16.00%
Israeli [Member] | Preferred Technology [Member]
Taxes on Income [Line Items]
Tax rate					12.00%